Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Historical cost price, Beginning balance	$ 175.3	$ 194.5
Accumulated impairments, Beginning balance	(55.7)	(63.1)
Book value, Beginning balance	119.6	131.4
Movements:
Effect of movements in exchange rates	(9.4)	(11.8)
Impairments	0.0	0.0
Historical cost price, Ending balance	160.1	175.3
Accumulated impairments, Ending balance	(49.9)	(55.7)
Book value, Ending balance	$ 110.2	$ 119.6